John Hancock Funds II

601 Congress Street

Boston, MA 02210

May 2, 2014

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the "Registrant")

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the form of statement of additional information and the forms of prospectuses dated May 1, 2014 for each class of shares of the Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio, each a separate series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from the forms of prospectuses and statement of additional information contained in Post-Effective Amendment No. 128 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 28, 2014 via EDGAR.

If you have any questions or comments, please call me at 617-663-2261.

/s/ Christopher Sechler

Christopher Sechler

Assistant Secretary